Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total	$ 213,540	$ 158,252
Time charters [Member]
Time and bareboat charters	182,938	158,252
Bareboat Charters [Member]
Time and bareboat charters	$ 30,602	$ 0